Segment disclosure - Disclosure of detailed information about geographic net assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Royalty, stream and other interests	$ 1,553,111	$ 1,378,253
Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	919,663	879,075
Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	619,201	484,590
Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	14,247	14,588
North America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	824,783	890,502
North America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	638,871	664,985
North America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	185,912	225,517
North America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
South America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	346,007	335,405
South America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	182,858	157,552
South America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	163,149	177,853
South America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Australia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	214,872	26,917
Australia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	11,257	17,345
Australia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	194,267	0
Australia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	9,348	9,572
Africa [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	71,809	24,228
Africa [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	71,809	24,228
Africa [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Africa [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Asia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	34,393	35,219
Asia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Asia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	29,494	30,203
Asia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	4,899	5,016
Europe [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	61,247	65,982
Europe [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	14,868	14,965
Europe [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	46,379	51,017
Europe [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	$ 0	$ 0